Finance costs (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Cost [Abstract]
Interest and related expenses	¥ 115	¥ 120	¥ 99
Exchange gains	(7)	1	(2)
Finance costs	¥ 108	¥ 121	¥ 97